Other operating income/(loss), net	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other operating income/(loss), net
26. Other operating income/(loss), net
Year ended March 31, 2020
During the year ended March 31, 2020, the Company concluded the sale of assets pertaining to Workday business and Cornerstone OnDemand business in Portugal, France, and Sweden. A gain of
₹
 152 arising from such transaction was recognized under other operating income/(loss), net.
The Company has partially met the first year and second year business targets pertaining to the sale of its hosted data center business concluded during the year ended March 31, 2019. Change in fair value of the callable units pertaining to achievement of the business targets amounting to
₹
 992 for the year ended March 31, 2020, was recognized under other operating income/(loss), net.
Year ended March 31, 2021
The Company has partially met the first and second-year business targets pertaining to the sale of its hosted data center business concluded during the year ended March 31, 2019. Change in fair value of the callable units pertaining to achievement of cumulative business targets amounting to
₹
 (81) for the year ended March 31, 2021, was recognized under other operating income/(loss), net.
Year ended March 31, 2022
The Company sold its investment in Ensono Holdings, LLC as a result of acquisition by another investor for a consideration o
f
₹
 5,628
and recognized a cumulative gain of
₹
 1,252 (net of tax
₹
 430) in
other comprehensive income being profit on sale of investment designated as FVTOCI. The Company also recognized

₹
 1,233
for the year ended March 31, 2022 under other operating income/(loss), net towards change in fair value of callable units pertaining to achievement of cumulative business targets.
The Company sold its investment in Denim Group as a result of acquisition by another investor for a consideration o
f
₹
 1,652
and recognized a cumulative gain of

₹
 953
in other operating income/(loss), net including reclassification of exchange differences on foreign currency translation.